Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 112,902
Ending balance, property, plant and equipment	106,044	$ 112,902
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,007
Ending balance, property, plant and equipment	2,813	3,007
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,922
Ending balance, property, plant and equipment	1,606	1,922
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	73,516
Ending balance, property, plant and equipment	67,611	73,516
Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	22,813
Ending balance, property, plant and equipment	22,685	22,813
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	454
Ending balance, property, plant and equipment	538	454
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,158
Ending balance, property, plant and equipment	2,978	3,158
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	8,032
Ending balance, property, plant and equipment	7,813	8,032
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	19,704
Ending balance, property, plant and equipment	22,313	19,704
Property plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	104,820
Ending balance, property, plant and equipment	98,061	104,820
Property plant and equipment not subject to operating leases | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	272,534	278,062
Exchange adjustments	(1,500)	(1,634)
Additions	9,778	11,218
Acquisitions	1,079	1
Transfers from intangible assets	357	38
Reclassified as assets held for sale	5,808	7,399
Deletions and disposals	(33,646)	(7,752)
Ending balance, property, plant and equipment	242,794	272,534
Property plant and equipment not subject to operating leases | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(167,714)	(171,917)
Exchange adjustments	772	815
Charge for the year	12,008	12,531
Impairment losses	3,098	3,297
Impairment reversals	(2,291)	(4,827)
Reclassified as assets held for sale	(5,154)	(7,399)
Deletions and disposals	29,870	6,990
Ending balance, property, plant and equipment	(144,733)	(167,714)
Property plant and equipment not subject to operating leases | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,007
Ending balance, property, plant and equipment	2,813	3,007
Property plant and equipment not subject to operating leases | Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,713	3,872
Exchange adjustments	(184)	(205)
Additions	51	68
Acquisitions	1	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	49	0
Deletions and disposals	(19)	(22)
Ending balance, property, plant and equipment	3,513	3,713
Property plant and equipment not subject to operating leases | Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(706)	(692)
Exchange adjustments	26	29
Charge for the year	47	48
Impairment losses	6	4
Impairment reversals	0	0
Reclassified as assets held for sale	(18)	0
Deletions and disposals	15	9
Ending balance, property, plant and equipment	(700)	(706)
Property plant and equipment not subject to operating leases | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	591
Ending balance, property, plant and equipment	449	591
Property plant and equipment not subject to operating leases | Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,245	1,210
Exchange adjustments	(30)	(19)
Additions	31	59
Acquisitions	40	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(336)	(5)
Ending balance, property, plant and equipment	950	1,245
Property plant and equipment not subject to operating leases | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(654)	(631)
Exchange adjustments	21	10
Charge for the year	26	36
Impairment losses	14	0
Impairment reversals	0	(3)
Reclassified as assets held for sale	0	0
Deletions and disposals	172	0
Ending balance, property, plant and equipment	(501)	(654)
Property plant and equipment not subject to operating leases | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	73,484
Ending balance, property, plant and equipment	67,594	73,484
Property plant and equipment not subject to operating leases | Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	208,034	214,323
Exchange adjustments	0	0
Additions	6,221	7,931
Acquisitions	0	0
Transfers from intangible assets	357	38
Reclassified as assets held for sale	4,351	7,399
Deletions and disposals	(31,977)	(6,859)
Ending balance, property, plant and equipment	178,284	208,034
Property plant and equipment not subject to operating leases | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(134,550)	(140,551)
Exchange adjustments	0	0
Charge for the year	9,770	10,193
Impairment losses	1,251	2,340
Impairment reversals	(2,221)	(4,794)
Reclassified as assets held for sale	(3,972)	(7,399)
Deletions and disposals	28,688	6,341
Ending balance, property, plant and equipment	(110,690)	(134,550)
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	22,196
Ending balance, property, plant and equipment	21,759	22,196
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	44,037	42,914
Exchange adjustments	(599)	(736)
Additions	2,188	2,187
Acquisitions	998	1
Transfers from intangible assets	0	0
Reclassified as assets held for sale	1,408	0
Deletions and disposals	(554)	(329)
Ending balance, property, plant and equipment	44,662	44,037
Property plant and equipment not subject to operating leases | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(21,841)	(20,031)
Exchange adjustments	299	370
Charge for the year	1,457	1,502
Impairment losses	1,487	937
Impairment reversals	(65)	0
Reclassified as assets held for sale	(1,164)	0
Deletions and disposals	354	259
Ending balance, property, plant and equipment	(22,903)	(21,841)
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	439
Ending balance, property, plant and equipment	531	439
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,231	2,418
Exchange adjustments	(83)	(31)
Additions	252	171
Acquisitions	0	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(180)	(327)
Ending balance, property, plant and equipment	2,220	2,231
Property plant and equipment not subject to operating leases | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(1,792)	(1,845)
Exchange adjustments	61	21
Charge for the year	135	158
Impairment losses	0	0
Impairment reversals	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	177	190
Ending balance, property, plant and equipment	(1,689)	(1,792)
Property plant and equipment not subject to operating leases | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	645
Ending balance, property, plant and equipment	645	645
Property plant and equipment not subject to operating leases | Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,033	3,049
Exchange adjustments	(14)	(16)
Additions	42	40
Acquisitions	37	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(22)	(40)
Ending balance, property, plant and equipment	3,076	3,033
Property plant and equipment not subject to operating leases | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,388)	(2,381)
Exchange adjustments	11	12
Charge for the year	72	71
Impairment losses	4	12
Impairment reversals	(5)	(30)
Reclassified as assets held for sale	0	0
Deletions and disposals	17	34
Ending balance, property, plant and equipment	(2,431)	(2,388)
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	4,458
Ending balance, property, plant and equipment	4,270	4,458
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	10,241	10,276
Exchange adjustments	(590)	(627)
Additions	993	762
Acquisitions	3	0
Transfers from intangible assets	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	(558)	(170)
Ending balance, property, plant and equipment	10,089	10,241
Property plant and equipment not subject to operating leases | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(5,783)	(5,786)
Exchange adjustments	354	373
Charge for the year	501	523
Impairment losses	336	4
Impairment reversals	0	0
Reclassified as assets held for sale	0	0
Deletions and disposals	447	157
Ending balance, property, plant and equipment	(5,819)	(5,783)
Property, plant and equipment subject to operating leases [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	8,082
Ending balance, property, plant and equipment	7,983	8,082
Property, plant and equipment subject to operating leases [member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	1,969	1,982
Property, plant and equipment subject to operating leases [member] | Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	0
Ending balance, property, plant and equipment	0	0
Property, plant and equipment subject to operating leases [member] | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,331
Ending balance, property, plant and equipment	1,157	1,331
Property, plant and equipment subject to operating leases [member] | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	190	209
Property, plant and equipment subject to operating leases [member] | Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	32
Ending balance, property, plant and equipment	17	32
Property, plant and equipment subject to operating leases [member] | Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	18	27
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	617
Ending balance, property, plant and equipment	926	617
Property, plant and equipment subject to operating leases [member] | Plant, Machinery & Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	321	279
Property, plant and equipment subject to operating leases [member] | Drilling rigs [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	203
Ending balance, property, plant and equipment	560	203
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	15
Ending balance, property, plant and equipment	7	15
Property, plant and equipment subject to operating leases [member] | Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	10	10
Property, plant and equipment subject to operating leases [member] | Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,513
Ending balance, property, plant and equipment	2,333	2,513
Property, plant and equipment subject to operating leases [member] | Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	853	844
Property, plant and equipment subject to operating leases [member] | Ships [member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,230
Ending balance, property, plant and equipment	2,208	2,230
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,574
Ending balance, property, plant and equipment	3,543	3,574
Property, plant and equipment subject to operating leases [member] | Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Charge for the year	$ 577	$ 613